Intangible assets - Schedule of Impairment Charge From Possible Change in Assumptions (Details) £ in Millions	12 Months Ended
Dec. 31, 2025 GBP (£)
Newport | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Current headroom	£ 1,676
Camel | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Current headroom	2,724
Pall Mall | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Current headroom	2,399
Natural American Spirit | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Current headroom	544
Grizzly | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Current headroom	773
Reynolds American | Goodwill
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Current headroom	£ 42,241
Decrease in volume year on year in the discrete period, rate | Newport | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions decrease in volume year on year in the discrete period by an additional	(0.90%)
Long-term growth rates	10.90%
Decrease in volume year on year in the discrete period, rate | Camel | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions decrease in volume year on year in the discrete period by an additional	(3.60%)
Long-term growth rates	10.70%
Decrease in volume year on year in the discrete period, rate | Pall Mall | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions decrease in volume year on year in the discrete period by an additional	(9.60%)
Long-term growth rates	15.70%
Decrease in volume year on year in the discrete period, rate | Natural American Spirit | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions decrease in volume year on year in the discrete period by an additional	(0.50%)
Long-term growth rates	7.60%
Decrease in volume year on year in the discrete period, rate | Grizzly | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions decrease in volume year on year in the discrete period by an additional	(1.60%)
Increase in pre tax discount rate | Newport | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions increase in pre-tax discount rate	1.40%
Increase in pre tax discount rate | Camel | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions increase in pre-tax discount rate	5.90%
Increase in pre tax discount rate | Pall Mall | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions increase in pre-tax discount rate	16.60%
Increase in pre tax discount rate | Natural American Spirit | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions increase in pre-tax discount rate	0.70%
Increase in pre tax discount rate | Grizzly | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions increase in pre-tax discount rate	0.50%
Increase in pre tax discount rate | Reynolds American | Goodwill
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions increase in pre-tax discount rate	4.10%
Decrease in long term growth rates | Grizzly | Brand names
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions decrease in long term growth rate	(0.60%)
Decrease in long term growth rates | Reynolds American | Goodwill
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions decrease in long term growth rate	(4.30%)